Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Net carrying amount - beginning of the year	€ 3,059	€ 3,170
Additions	237	311
Amortization	(275)	(291)
Impairments	(54)	(117)
Reversals	24
Write-off	(24)	(30)
Change in the scope of consolidation	77
Currency translation differences	(83)	22
Other changes	(25)	(6)
Net carrying amount at the end of the year	2,936	3,059
Intangible assets with finite useful lives
Intangible assets
Net carrying amount - beginning of the year	1,794	1,886
Additions	237	311
Amortization	(275)	(291)
Impairments	(30)	(91)
Reversals	24
Write-off	(24)	(30)
Change in the scope of consolidation	7
Currency translation differences	(69)	19
Other changes	(25)	(10)
Net carrying amount at the end of the year	1,639	1,794
Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,031	1,081
Additions	18	78
Amortization	(53)	(81)
Impairments	(23)	(19)
Write-off	(19)	(28)
Currency translation differences	(66)	18
Other changes		(18)
Net carrying amount at the end of the year	888	1,031
Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	195	221
Additions	23	23
Amortization	(92)	(93)
Write-off	(5)	(1)
Other changes	41	45
Net carrying amount at the end of the year	162	195
Other intangible assets
Intangible assets
Net carrying amount - beginning of the year	568	584
Additions	196	210
Amortization	(130)	(117)
Impairments	(7)	(72)
Reversals	24
Write-off		(1)
Change in the scope of consolidation	7
Currency translation differences	(3)	1
Other changes	(66)	(37)
Net carrying amount at the end of the year	589	568
Goodwill
Intangible assets
Net carrying amount - beginning of the year	1,265	1,284
Impairments	(24)	(26)
Change in the scope of consolidation	70
Currency translation differences	(14)	3
Other changes		4
Net carrying amount at the end of the year	1,297	1,265
Gross carrying amount | Intangible assets with finite useful lives
Intangible assets
Net carrying amount - beginning of the year	7,718
Net carrying amount at the end of the year	7,635	7,718
Gross carrying amount | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	1,748
Net carrying amount at the end of the year	1,613	1,748
Gross carrying amount | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	1,597
Net carrying amount at the end of the year	1,623	1,597
Gross carrying amount | Other intangible assets
Intangible assets
Net carrying amount - beginning of the year	4,373
Net carrying amount at the end of the year	4,399	4,373
Accumulated depreciation, amortisation and impairment | Intangible assets with finite useful lives
Intangible assets
Net carrying amount - beginning of the year	(5,924)
Net carrying amount at the end of the year	(5,996)	(5,924)
Accumulated depreciation, amortisation and impairment | Exploration rights
Intangible assets
Net carrying amount - beginning of the year	(717)
Net carrying amount at the end of the year	(725)	(717)
Accumulated depreciation, amortisation and impairment | Industrial patents and intellectual property rights
Intangible assets
Net carrying amount - beginning of the year	(1,402)
Net carrying amount at the end of the year	(1,461)	(1,402)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Intangible assets
Net carrying amount - beginning of the year	(3,805)
Net carrying amount at the end of the year	€ (3,810)	€ (3,805)